Related parties	3 Months Ended
Mar. 31, 2021
Related parties [Abstract]
Related parties
Note 11. - Related parties

The related parties of the Company are primarily Algonquin and its subsidiaries, non-controlling interests (Note 13), entities accounted for under the equity method (Note 7) as well as the Directors and the Senior Management of the Company.

Details of balances with related parties as of March 31, 2021 and December 31, 2020 are as follows:

	Balance as of March 31,	Balance as of December 31,
	($ in thousands)
	2021	2020

Credit receivables (current)	19,073	23,067
Credit receivables (non-current)	11,582	10,082
Total receivables from related parties	30,655	33,149

Credit payables (current)	18,294	18,477
Credit payables (non-current)	6,594	6,810
Total payables to related parties	24,888	25,287

Current credit receivables as of March 31, 2021 mainly correspond to the short-term portion of the loan to Arroyo Netherland II B.V., the holding company of Pemcorp SAPI de CV., Monterrey´s project entity (Note 7) for $15.9 million ($15.5 million as of December 31, 2020).

Non-current credit receivables as of March 31, 2021 and December 31, 2020 correspond to the long-term portion of the loan to Arroyo Netherland II B.V.

Credit payables relate to debts with non-controlling partners in Kaxu, Solaben 2 & 3 and Solacor 1 & 2 for an amount of $20.9 million as of March 31, 2021 ($21.1 million as of December 31, 2020). Current credit payables also include the dividend to be paid by AYES Canada to Algonquin for $4.3 million as of March 31, 2021 ($4.2 million as of December 31, 2020).

The transactions carried out by entities included in these consolidated condensed interim financial statements with related parties, for the three-month periods ended March 31, 2021 and 2020 have been as follows:

	For the three-month period ended March 31,
	2021	2020
	($ in thousands)
Financial income	510	584
Financial expenses	(31)	(42)